Summary of Significant Accounting Policies and Basis of Presentation (Details) - USD ($)	1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended
	Nov. 30, 2020	Nov. 24, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Federal depository insurance coverage limit				$ 250,000	$ 250,000
Per share (in Dollars per share)				$ 1
Financing costs				$ 4,589,823
Stockholders' equity				11,200,000
Shares subject to possible redemption			$ 17,568,764	$ 17,423,106	17,568,764
Issuance of common stock (in Shares)				16,455,000
Investments held in trust account				$ 1,200
Net loss			$ (5,573,619)	(3,881,651)	$ 1,456,577
Initial Public Offering [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Financing costs				$ 700,000
Warrants to purchase common shares (in Shares)	650,000	20,000,000
Over-Allotment Option [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Warrants to purchase common shares (in Shares)				10,325,000
Private placement warrants (in Shares)					16,455,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Warrants to purchase common shares (in Shares)				6,130,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Details) [Line Items]
Common stock subject to possible redemption (in Shares)			17,568,764	17,423,106	17,568,764